Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and General Information

Euroseas Ltd. (the “Company”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.

The operations of the vessels are managed by Eurobulk Ltd. (the “Manager” or “Management Company”), a corporation controlled by members of the Pittas family. The Pittas family is the controlling shareholders of Friends Investment Company Inc. which owns 34.8% of the Company’s shares.

The Manager has an office in Greece located at 4, Messogiou & Evropis Street, Maroussi, Athens, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 8).

On July 22, 2015, the Company effected a one-to- ten reverse stock split on its issued and outstanding common stock (Note 19). In connection with the reverse stock split 794 fractional shares were issued. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carrier ship-owning companies. For the periods under review the Company’s wholly owned subsidiaries are set out below:

•	Allendale Investment S.A. incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 deadweight tons (“DWT”) / 1,169 twenty-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in 1993 and acquired on May 13, 2002.

•	Alterwall Business Inc. incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in 1990 and acquired on February 16, 2001.

•	Diana Trading Ltd. incorporated in the Marshall Islands on September 25, 2002, owner of the Marshall Islands flag 69,734 DWT bulk carrier M/V “Irini”, which was built in 1988 and acquired on October 15, 2002. M/V “Irini” was sold on July 10, 2013.

•	Xenia International Corp., incorporated in the Marshall Islands on April 6, 2006, owner of the Marshall Islands flag 22,568 DWT / 950 TEU multipurpose M/V “Tasman Trader”, which was built in 1990 and acquired on April 27, 2006. On March 7, 2012, the vessel was renamed M/V “Anking”. On June 4, 2013 the vessel was sold.

•	Prospero Maritime Inc., incorporated in the Marshall Islands on July 21, 2006, owner of the Marshall Islands flag 69,268 DWT dry bulk M/V “Aristides N.P.”, which was built in 1993 and acquired on September 21, 2006. The vessel was sold on January 15, 2016.

•	Xingang Shipping Ltd., incorporated in Liberia on October 16, 2006, owner of the Liberian flag 23,596 DWT / 1,599 TEU container carrier M/V “YM Xingang I” , which was built in February 1993 and acquired on November 15, 2006. On July 11, 2009, the vessel was renamed M/V “Mastro Nicos” and on November 5, 2009, it was renamed M/V “YM Port Kelang”. On October 25, 2011 the vessel was renamed M/V “Marinos”. The vessel was sold on November 26, 2015.

•	Manolis Shipping Ltd., incorporated in the Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V “Manolis P”, which was built in 1995 and acquired on April 12, 2007.

•	Eternity Shipping Company, incorporated in the Marshall Islands on May 17, 2007, owner of the Marshall Islands flag 30,007 DWT / 1,742 TEU container carrier M/V “Clan Gladiator”, which was built in 1992 and acquired on June 13, 2007. On May 9, 2008, M/V “Clan Gladiator” was renamed M/V “OEL Transworld” and on August 31, 2009 the vessel was renamed M/V “Captain Costas”.

•	Pilory Associates Corp., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V “Despina P”, which was built in 1990 and acquired on August 13, 2007. The vessel was sold in December 28, 2015.

•	Tiger Navigation Corp., incorporated in Marshall Islands on August 29, 2007, owner of the Marshall Islands flag 31,627 DWT / 2,228 TEU container carrier M/V “Tiger Bridge”, which was built in 1990 and acquired on October 4, 2007. The vessel was sold in November 9, 2015

•	Noumea Shipping Ltd, incorporated in Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Maersk Noumea”, renamed “Evridiki G”, which was built in 2001 and acquired on May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V “Monica P”, which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on February 11, 2009, owner of the Liberian flag 72,119 DWT bulk carrier M/V “Eleni P”, which was built in 1997 and acquired on March 6, 2009.

•	Pantelis Shipping Ltd., incorporated in the Republic of Malta on July 2, 2009, owner of the Maltese flag 74,020 DWT bulk carrier M/V “Pantelis” which was built in 2000 and acquired on July 23, 2009. On December 15, 2009, ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

•	Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on May 21, 2010, owner of the Liberian flag 30,306 DWT / 2008 TEU container carrier M/V “Aggeliki P” which was built in 1998 and acquired on June 21, 2010.

•	Joanna Maritime Ltd., incorporated in Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna” which was built in 1999 and acquired on July 4, 2013. The vessel has been renamed Vento di Grecale.

•	Eirini Shipping Ltd., incorporated in the Republic of Liberia on February 2, 2014, owner of the Liberian flag 76,466 DWT bulk carrier M/V “Eirini P” which was built in 2004 and acquired on May 26, 2014.

•	Ultra One Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, entered on November 29, 2013, into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a 63,500 DWT bulk carrier (Hull No. DY160, to be renamed ‘Alexandros’). The vessel is expected to be delivered within the second quarter of 2016.

•	Ultra Two Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, entered on November 29, 2013, into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a 63,500 DWT bulk carrier (Hull No. DY161). The vessel is expected to be delivered within the third quarter of 2016.

•	Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, agreed to acquire from Klaveness Bulk AS, the 82,000 DWT bulk carrier Hull No. YZJ2013-1116 (renamed ‘Xenia’). The vessel is a new-building and was delivered on February 25, 2016.

•	Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, entered on April 4, 2014, into a shipbuilding contract with Jiangsu Tianyuan Marine Import & Export Co., Ltd., and Jiangsu Yangzijiang Shipbuilding Co., Ltd. and Jiangsu New Yangzi Shipbuilding Co., Ltd., for the construction of a 82,000 DWT bulk carrier (Hull No. YZJ2013-1153). The vessel is expected to be delivered within 2018.

During the years ended December 31, 2013, 2014 and 2015, the following charterers individually accounted for more than 10% of the Company’s voyage and time charter revenues as follows:

	Year ended December 31,
Charterer	2013	2014	2015
CMA	7.13%	12.61%	17.41%
GSS	2.21%	3.84%	16.14%
MSC	10.16%	10.62%	12.92%